Advances for Vessels Under Construction and Acquisitions and Other Vessel Costs	12 Months Ended
Dec. 31, 2012
Advances For Property Plant And Equipment [Abstract]
Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

5.       Advances for Vessels under Construction and Acquisitions and Other Vessel Costs

The amounts in the accompanying consolidated balance sheets include payments to sellers of vessels or, in the case of vessels under construction, to the shipyards and other costs as analyzed below:

	2012	2011
Pre-delivery installments	$8,700	$58,000
Advances for vessel acquisitions	2,650	3,225
Capitalized interest and finance costs	100	1,516
Other related costs	52	699
Total	$11,502	$63,440

The movement of the account, during 2012 and 2011 was as follows:

	2012	2011
Beginning balance	$63,440	$35,280
- Advances for vessels under construction and other vessel costs	68,549	24,919
- Advances for vessel acquisitions and other vessel costs	31,827	3,241
- Transferred to vessel cost (Note 6)	(152,314)	-
Ending balance	$11,502	$63,440

As at December 31, 2011, Advances for vessels under construction, acquisitions and other vessel costs consisted of the advances paid for the construction of the “Los Angeles” and the “Philadelphia”, the advance paid for the acquisition of the “Leto” and additional costs capitalized with respect to those vessels (Note 6).

On March 28, 2012, Erikub and Wotho, each entered into one shipbuilding contract with China Shipbuilding Trading Company, Limited and Jiangnan Shipyard (Group) Co., Ltd for the construction of one ice class Panamax dry bulk carrier for each subsidiary for the contract price of $29,000 each. The two vessels are expected to be delivered in the fourth quarter of 2013. During 2012, the Company had paid one predelivery installment for each vessel. As at December 31, 2012, the remaining contractual obligations amounted to $24,650 for Erikub and $24,650 for Wotho (Notes 11 and 18).

In December 2012, Tuvalu entered into a memorandum of agreement to purchase from an unaffiliated third party, a Kamsarmax dry bulk carrier, for the purchase price of $26,500, of which a 10% advance was paid on December 28, 2012. The vessel, was renamed “Myrto” and was delivered to the Company on January 25, 2013 (Note 18). As at December 31, 2012, the remaining contractual obligations of Tuvalu amounted to $23,850 (Notes 11 and 18).